Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 2,934	$ 4,409	$ 1,218
Finished goods, net	4,442	4,284	2,847
Total net inventories	7,376	8,693	4,065
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	2,964	4,686	1,486
Finished goods, net	5,035	6,975	5,519
Total net inventories	7,999	11,661	7,005
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(30)	(277)	(268)
Finished goods, net	(593)	(2,691)	(2,672)
Total net inventories	$ (623)	$ (2,968)	$ (2,940)